Average Annual Total Returns - AMG TimesSquare Small Cap Growth Fund	Apr. 24, 2021
Class Z
Average Annual Return:
1 Year	35.35%
5 Years	16.90%
10 Years	13.93%
Since Inception		[1]
Class N
Average Annual Return:
1 Year	34.96%
5 Years	16.65%
10 Years	13.72%
Since Inception		[1]
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	30.89%
5 Years	12.99%
10 Years	11.05%
Since Inception		[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	23.44%
5 Years	12.35%
10 Years	10.58%
Since Inception		[1]
Class I
Average Annual Return:
1 Year	35.19%
5 Years
10 Years
Since Inception	18.57%	[1]
Inception Date	Feb. 24, 2017

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on February 24, 2017.